BORROWINGS - Long-term Narrative details (Details)	1 Months Ended				9 Months Ended		12 Months Ended
	Apr. 30, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 17, 2017 CNY (¥)	May 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Debt term					1 year		1 year
Debt, face amount				¥ 300,000,000		¥ 300,000,000														¥ 300,000,000
Effective interest rate			3.82%				3.82%						3.82%
Debt Instrument, Interest Rate, Stated Percentage																				7.37%
Long Term Debt					¥ 5,515,734,115
Current portion of debt				288,082,711	473,357,366	288,082,711
Loans payable to bank				1,390,440,838	883,140,159	1,390,440,838
Loans payable to bank, current				¥ 241,775,211	136,144,861	¥ 241,775,211
Carrying amount of solar project sold																	¥ 52,000,000.0		¥ 815,400,000		¥ 201,100,000
Short-term borrowings			¥ 9,047,249,911		10,145,388,468		¥ 9,047,249,911
Amount due in September 30, 2021					609,502,227
Jinko Chuzhou [Member]
Debt Instrument [Line Items]
Equity interest (as a percent)			55.00%				55.00%						55.00%
Noncontrolling interest derecognized					¥ 858,872,176
Jinko Chuzhou [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections			¥ 850,000,000
Fixed annual return (as a percent)	4.35%
Jinko Chuzhou [Member] | Jinko Power Group [Member]
Debt Instrument [Line Items]
Equity interest that will be repurchased (as a percent)					45.00%
Jinko Yiwu [Member]
Debt Instrument [Line Items]
Equity interest (as a percent)				55.00%		55.00%								55.00%
Noncontrolling interest derecognized					¥ 788,391,866
Jinko Yiwu [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections				¥ 765,000,000
Fixed annual return (as a percent)	6.00%
Jinko Yiwu [Member] | Jinko Power Group [Member]
Debt Instrument [Line Items]
Equity interest that will be repurchased (as a percent)					45.00%
Jinko ShangRao [Member]
Debt Instrument [Line Items]
Equity interest (as a percent)	55.00%
Jinko ShangRao [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections	¥ 4,500,000,000
Jinko ShangRao [Member] | Jinko Power Group [Member]
Debt Instrument [Line Items]
Equity interest that will be repurchased (as a percent)	45.00%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					5.00%
Debt instrument, interest rate spread					5.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					9.00%
Debt instrument, interest rate spread					9.00%
Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Long Term Debt				725,604,249	¥ 879,591,669	¥ 725,604,249
Current portion of debt					473,357,366
Carrying amount of solar project sold					871,200,000
Cash consideration for solar project sold					387,500,000
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount			609,283,000				¥ 609,283,000
Long Term Debt			69,881,000				69,881,000
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt term									10 years	10 years
Debt, face amount										¥ 87,880,000
Debt Instrument, Interest Rate, Stated Percentage										5.39%
Long Term Debt			59,631,212		53,389,992		59,631,212
Current portion of debt			8,378,198		8,723,036		8,378,198
Debt Instrument, Collateral Amount					161,839,660
Loan Agreement With Credit Suisse Ag [Member]
Debt Instrument [Line Items]
Debt term									3 years
Debt, face amount									¥ 41,857,200									$ 6,000,000
Effective interest rate									5.62%									5.62%
Consortium Loan one [Member]
Debt Instrument [Line Items]
Debt term								7 years
Debt instrument, description of variable rate basis								2% and LIBOR
Line of Credit Facility, Current Borrowing Capacity								¥ 780,163,451							$ 103,248,381	$ 162,564,059
Debt Instrument, Collateral Amount			1,043,516,591				1,043,516,591
Consortium Loan Two [Member]
Debt Instrument [Line Items]
Debt term						14 years
Debt, face amount				¥ 733,797,213		¥ 733,797,213								$ 105,185,805
Current portion of debt			25,158,813		26,290,247		25,158,813
Line of Credit Facility, Current Borrowing Capacity			511,273,426		485,875,167		511,273,426					$ 71,346,260	$ 73,288,241
Debt Instrument, Collateral Amount					¥ 865,611,399
Consortium Loan Three [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis								2% and LIBOR
Line of Credit Facility, Current Borrowing Capacity								¥ 135,019,993							18,967,411	$ 7,328,535
Debt Instrument, Collateral Amount			240,524,789				240,524,789
Seven Year Loan Agreement [Member]
Debt Instrument [Line Items]
Debt, face amount								¥ 136,708,427							$ 19,596,403
Loan Agreement With China Everbright Bank [Member]
Debt Instrument [Line Items]
Debt term					8 years
Debt, face amount					¥ 372,000,000
Debt Instrument, Interest Rate, Stated Percentage					6.37%							6.37%
Loans payable to bank			348,750,000		¥ 313,875,000		348,750,000
Loans payable to bank, current			¥ 46,500,000		46,500,000		¥ 46,500,000
Debt Instrument, Collateral Amount					¥ 682,198,403
Agreement With China CITIC Bank [Member]
Debt Instrument [Line Items]
Debt term					2 years
Debt, face amount					¥ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage					8.50%							8.50%
Other long term borrowings
Debt Instrument [Line Items]
Long Term Debt					¥ 3,753,002,287
Other long term borrowings | Jinko Chuzhou [Member]
Debt Instrument [Line Items]
New loan liabilities at fair value					845,754,728
Other long term borrowings | Jinko Yiwu [Member]
Debt Instrument [Line Items]
New loan liabilities at fair value					817,984,401
Rui Xu's Loan Agreement With Government Background Company [Member]
Debt Instrument [Line Items]
Debt term		5 years
Debt, face amount		¥ 40,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.75%
Government Loan [Member] | Jinko ShangRao [Member]
Debt Instrument [Line Items]
Debt, face amount					¥ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.90%							4.90%
Loan Agreement With Ping An International Financial Leasing Co., Ltd [Member]
Debt Instrument [Line Items]
Debt term					2 years
Debt, face amount					¥ 49,263,158
Long Term Debt					¥ 49,263,158
Amount due in September 30, 2021											¥ 24,631,578
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt term									3 years
Debt, face amount									¥ 50,000,000